Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	POLYPID LTD.
Entity Central Index Key	0001611842
Entity File Number	001-38428
Entity Incorporation, State or Country Code	L3
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, Date of Incorporation	Feb. 28, 2008
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	18 Hasivim Street
Entity Address, City or Town	Petach Tikva
Entity Address, Country	IL
Entity Address, Postal Zip Code	495376
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary Shares, no par value
Trading Symbol	PYPD
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	10,190,904
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Dikla Czaczkes Akselbrad
Entity Address, Address Line One	372 Franklin Ave.
Entity Address, Address Line Two	P.O. Box 558
Entity Address, City or Town	Nutley
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07110
Entity Phone Fax Numbers [Line Items]
City Area Code	(908)
Local Phone Number	858-5995